Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2013 Description	Total carrying value in the consolidated balance sheet at December 31, 2013	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$318,910	—	317,421	1,489
Bank owned life insurance	9,677	—	9,677	—
Liabilities
Interest rate swap	$750	—	750	—

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at December 31, 2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$356,345	—	354,856	1,489
Bank owned life insurance	9,323	—	9,323	—
Liabilities
Interest rate swap	$1,126	—	1,126	—

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2013 Description	Total carrying value in the consolidated balance sheet at 12/31/2013	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,674	—	—	1,674
Impaired loans, net of allowance of $1,929	$40,715	—	—	40,715

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at 12/31/2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,544	—	—	1,544
Other assets owned	$4	—	—	4
Impaired loans, net of allowance of $3,841	$62,763	—	—	62,763

Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2013 and 2012, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2013		2012
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, December 31,	$1,489	—	$993	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	—	—	496	—
Other than temporary impairment charge	—	—	—	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$1,489	—

Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments were as follows at December 31, 2013:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$37,229	37,229	$37,229	—	—
Interest-earning deposits	18,619	18,619	18,619	—	—
Securities available for sale	318,910	318,910	—	317,421	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	543,632	546,319	—	—	546,319
Accrued interest receivable	5,233	5,233	—	5,233	—
Bank owned life insurance	9,677	9,677	—	9,677	—
Financial liabilities:
Deposits	762,997	763,605	—	763,605	—
Advances from borrowers for taxes and insurance	521	521	—	521	—
Advances from Federal Home Loan Bank	46,780	51,010	—	51,010	—
Repurchase agreements	52,759	53,712	—	53,712	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	750	750	—	750	—

The estimated fair values of financial instruments were as follows at December 31, 2012:

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$31,563	31,563	$31,563	—	—
Interest-earning deposits	5,613	5,613	5,613	—	—
Securities available for sale	356,345	356,345	—	354,856	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	524,985	532,040	—	—	532,040
Accrued interest receivable	5,398	5,398	—	5,398	—
Bank owned life insurance	9,323	9,323	—	9,323	—
Financial liabilities:
Deposits	759,865	756,426	—	756,426	—
Advances from borrowers for taxes and insurance	396	396	—	396	—
Advances from Federal Home Loan Bank	43,741	49,293	—	49,293	—
Repurchase agreements	43,508	44,779	—	44,779	—
Subordinated debentures	10,310	10,092	—	—	10,092
Off-balance-sheet liabilities:
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,126	1,126	—	1,126	—

Foreclosed Assets that were Re-Measured and Reported at Fair Value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	Years Ended December 31,
	2013	2012	2011
Beginning balance	$1,548	$2,267	9,812
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	1,535	2,634	4,591
Proceeds from sale of foreclosed assets	(908)	(2,738)	(9,590)
Charge-offs recognized in the allowance for loan loss	(361)	(349)	(843)
Gains (losses) on REO included in non-interest expense	(140)	(266)	(1,703)

Fair value	$1,674	$1,548	2,267